Underwriting Income from Insurance Business (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Underwriting Income from Insurance Business
The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19	12.31.18
Premiums and Surcharges Accrued	7,789,375	7,607,216	9,816,413
Claims Accrued	(1,126,864)	(1,052,763)	(1,122,301)
Redemptions	(16,844)	(18,273)	(12,084)
Fixed and Periodic Annuities	(13,588)	(15,758)	(17,887)
Production and Operating Expenses	(1,064,782)	(1,515,532)	(2,691,169)
Other Income and Expenses	(65,490)	(4,021)	36,195

Total	5,501,807	5,000,869	6,009,167